Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 27, 2013	Oct. 28, 2012	Oct. 30, 2011
Consolidated Statements of Comprehensive Income
Net earnings	$ 530,076	$ 504,961	$ 479,196
Other comprehensive income (loss), net of tax:
Foreign currency translation	(2,820)	2,774	1,094
Pension and other benefits	192,464	(143,282)	3,060
Deferred hedging	(15,085)	(7,527)	(3,476)
Total other comprehensive income (loss)	174,559	(148,035)	678
Comprehensive income	704,635	356,926	479,874
Less: Comprehensive income attributable to noncontrolling interest	4,069	4,962	5,252
Comprehensive income attributable to Hormel Foods Corporation	$ 700,566	$ 351,964	$ 474,622